Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Schedule of Loans	Composed as follows:
	Linkage	Interest rate	December 31	December 31
	terms	2022 and 2023	2023	2022
Bank loans		%	€ in thousands
	EURIBOR	2 - 6	21,132	23,918
	-	2.58 - 3.03	156,748	164,212
	Bank of Israel interest rate	4.35 - 9.1	5,509	2,986
	Consumer price index in Israel	2.75 - 4.78	64,176	51,165
			247,565	242,281
Current maturities			9,784	12,815

Long-term loans			237,781	229,466

	Linkage	Interest rate	December 31	December 31
	terms	2022 and 2023	2023	2022
Other long-term loans		%	€ in thousands
	EURIBOR(1)	5.27-9.2	25,055	23,247
	Consumer price index in Israel	7	5,806	4,857
	Fixed	5 - 5.5	3,512	3,478
			34,373	31,582
Current maturities			5,000	10,000

Other long-term loans			29,373	21,582
(1)	Loans provided by the minority (49%) holders in Talasol.

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2023	2022
	€ in thousands
Second year	14,049	13,811
Third year	13,668	15,952
Fourth year	15,828	14,759
Fifth year	24,462	16,026
Sixth year and thereafter	199,147	190,500

Long-term loans	267,154	251,048
Current maturities	14,308	22,187
Short-term loans	476	628
	281,938	273,863

Schedule of Movement in Liabilities Deriving from Financing Activities	Movement in liabilities deriving from financing activities
		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2023		273,863	110,428	384,291
Changes from financing activities
Proceeds from issue of debentures		-	55,808	55,808
Repayment of debentures	12	-	(17,763)	(17,763)
Receipt of loans		32,157	-	32,157
Repayment of loans		(12,736)	-	(12,736)
Accrued interest		4,284	-	4,284
Linkage		1,849	-	1,849
Transaction costs related to borrowings		(686)	446	(240)
Transfer to disposal groups held for sale		(13,047)	-	(13,047)
Total net financing liabilities		285,684	148,919	434,603

Effect of changes in foreign exchange rates		(3,746)	(8,832)	(12,578)
Balance as at December 31, 2023		281,938	140,087	422,025

		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2022		218,895	137,299	356,194
Changes from financing activities
Repayment of debentures	12	-	(19,764)	(19,764)
Receipt of loans		215,170	-	215,170
Repayment of loans		(153,751)	-	(153,751)
Accrued interest		2,488	-	2,488
Linkage		2,029	-	2,029
Transaction costs related to borrowings		(3,861)	779	(3,082)
Issuance of capital note to non-controlling interest		(3,958)	-	(3,958)
Total net financing liabilities		277,012	118,314	395,326

Effect of changes in foreign exchange rates		(3,149)	(7,886)	(11,035)
Balance as at December 31, 2022		273,863	110,428	384,291